Fair Value Measurements and Derivative Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements and Derivative Instruments
Fair Value Measurements and Derivative Instruments
We measure certain financial assets and liabilities at fair value on a recurring basis. Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. An entity is required to classify certain assets and liabilities measured at fair value based on the following fair value hierarchy that prioritizes the inputs used to measure fair value:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity, may be derived from internally developed methodologies based on management's best estimate of fair value and that are significant to the fair value of the asset or liability.
The following tables show, by level within the fair value hierarchy, our financial assets and liabilities that are accounted for at fair value on a recurring basis at December 31, 2013 and 2012. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect their placement within the fair value hierarchy.

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities
Money market funds / commercial paper	$403,706	$224,440	$—	$628,146
Equity securities	—	26,536	—	26,536
Commingled fixed income securities	—	24,695	—	24,695
Debt securities - U.S. and foreign governments, agencies and municipalities	122,783	17,653	—	140,436
Debt securities - corporate	—	38,264	—	38,264
Mortgage-backed / asset-backed securities	—	164,598	—	164,598
Derivatives
Foreign exchange contracts	—	1,358	—	1,358
Total assets	$526,489	$497,544	$—	$1,024,033
Liabilities:
Investment securities
Mortgage-backed securities	$—	$(4,445)	$—	$(4,445)
Derivatives
Foreign exchange contracts	—	(3,009)	—	(3,009)
Total liabilities	$—	$(7,454)	$—	$(7,454)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities
Money market funds / commercial paper	$581,648	$34,369	$—	$616,017
Equity securities	—	25,106	—	25,106
Commingled fixed income securities	—	29,359	—	29,359
Debt securities - U.S. and foreign governments, agencies and municipalities	124,221	18,908	—	143,129
Debt securities - corporate	—	43,926	—	43,926
Mortgage-backed / asset-backed securities	—	162,375	—	162,375
Derivatives
Interest rate swaps	—	10,117	—	10,117
Foreign exchange contracts	—	2,582	—	2,582
Total assets	$705,869	$326,742	$—	$1,032,611
Liabilities:
Derivatives
Foreign exchange contracts	$—	$(1,174)	$—	$(1,174)
Total liabilities	$—	$(1,174)	$—	$(1,174)

Investment Securities
The valuation of investment securities is based on the market approach using inputs that are observable, or can be corroborated by observable data, in an active marketplace. The following information relates to our classification into the fair value hierarchy:

•
Money Market Funds / Commercial Paper: Money market funds typically invest in government securities, certificates of deposit, commercial paper and other highly liquid, low risk securities. Money market funds are principally used for overnight deposits and are classified as Level 1 when unadjusted quoted prices in active markets are available and as Level 2 when they are not actively traded on an exchange. Direct investments in commercial paper are not listed on an exchange in an active market and are classified as Level 2.

•
Equity Securities: Equity securities are comprised of mutual funds investing in U.S. and foreign common stock. These mutual funds are classified as Level 2 as they are not separately listed on an exchange.

•
Commingled Fixed Income Securities: Mutual funds that invest in a variety of fixed income securities including securities of the U.S. government and its agencies, corporate debt, mortgage-backed securities and asset-backed securities. The value of the funds is based on the market value of the underlying investments owned by each fund, minus its liabilities, divided by the number of shares outstanding, as reported by the fund manager. These commingled funds are not listed on an exchange in an active market and are classified as Level 2.

•
Debt Securities – U.S. and Foreign Governments, Agencies and Municipalities: Debt securities are classified as Level 1 where active, high volume trades for identical securities exist. Valuation adjustments are not applied to these securities. Debt securities valued using quoted market prices for similar securities or benchmarking model derived prices to quoted market prices and trade data for identical or comparable securities are classified as Level 2.

•
Debt Securities – Corporate: Corporate debt securities are valued using recently executed transactions, market price quotations where observable, or bond spreads. The spread data used are for the same maturity as the security. These securities are classified as Level 2.

•
Mortgage-Backed Securities / Asset-Backed Securities: These securities are valued based on external pricing indices. When external index pricing is not observable, these securities are valued based on external price/spread data. These securities are classified as Level 2.

Available-For-Sale Securities
At December 31, 2013 and 2012, available-for-sale securities consisted of the following:

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. and foreign governments, agencies and municipalities	$121,803	$999	$(3,372)	$119,430
Corporate	37,901	935	(572)	38,264
Mortgage-backed / asset-backed securities	165,664	1,570	(2,636)	164,598
Total	$325,368	$3,504	$(6,580)	$322,292

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. and foreign governments, agencies and municipalities	$127,807	$3,972	$(56)	$131,723
Corporate	41,095	2,851	(20)	43,926
Mortgage-backed / asset-backed securities	162,180	3,340	(3,145)	162,375
Total	$331,082	$10,163	$(3,221)	$338,024

Gross unrealized losses on investment securities that were in a loss position for greater than 12 months were $1 million at December 31, 2013 and less than $1 million at December 31, 2012. We have not recognized an other-than-temporary impairment on any of the investment securities in an unrealized loss position because we do not intend to sell these securities, it is more likely than not that we will not be required to sell these securities before recovery of the unrealized losses and we expect to receive the contractual principal and interest on these investment securities.

At December 31, 2013, the amortized cost and estimated fair value of available-for-sale securities have scheduled maturities as follows:

	Amortized cost	Estimated fair value
Within 1 year	$41,853	$41,932
After 1 year through 5 years	46,869	47,284
After 5 years through 10 years	67,160	66,140
After 10 years	169,486	166,936
Total	$325,368	$322,292

The expected payments on mortgage-backed and asset-backed securities may not coincide with their contractual maturities as borrowers have the right to prepay obligations with or without prepayment penalties.
We have not experienced any write-offs in our investment portfolio. The majority of our mortgage-backed securities are either guaranteed or supported by the U.S. government. We have no investments in inactive markets that would warrant a possible change in our pricing methods or classification within the fair value hierarchy. Further, we have no investments in auction rate securities.
Derivative Instruments
The valuation of foreign exchange derivatives is based on a market approach using observable market inputs, such as forward rates. The valuation of interest rate swaps is based on an income approach using a model with inputs that are observable or that can be derived from or corroborated by observable market data. As required by the fair value measurements guidance, we also incorporate counterparty credit risk and our credit risk into the fair value measurement of our derivative assets and liabilities, respectively. We derive credit risk from observable data related to credit default swaps.

The fair value of our derivative instruments at December 31, 2013 and 2012 was as follows:

		December 31,
Designation of Derivatives	Balance Sheet Location	2013	2012
Derivatives designated as hedging instruments	Other current assets and prepayments:
	Foreign exchange contracts	$546	$78
	Other assets:
	Interest rate swaps	—	10,117
	Accounts payable and accrued liabilities:
	Foreign exchange contracts	(526)	(320)
Derivatives not designated as hedging instruments	Other current assets and prepayments:
	Foreign exchange contracts	812	2,504
	Accounts payable and accrued liabilities:
	Foreign exchange contracts	(2,483)	(854)

	Total derivative assets	1,358	12,699
	Total derivative liabilities	(3,009)	(1,174)
	Total net derivative (liability) asset	$(1,651)	$11,525

Interest Rate Swaps
Derivatives designated as fair value hedges include interest rate swaps related to fixed rate debt. Changes in the fair value of both the derivative and item being hedged are recognized in earnings. The following represents the results of fair value hedging relationships for the years ended December 31, 2013 and 2012:

		Year Ended December 31,
		Derivative Gain Recognized in Earnings		Hedged Item Expense Recognized in Earnings
Derivative Instrument	Location of Gain (Loss)	2013	2012	2013	2012
Interest rate swaps	Interest expense	$3,798	$9,994	$(11,883)	$(31,137)

Foreign Exchange Contracts
We enter into foreign currency exchange contracts to mitigate the currency risk associated with the anticipated purchase of inventory between affiliates and from third parties. These contracts are designated as cash flow hedges. The effective portion of the gain or loss on cash flow hedges is included in accumulated other comprehensive income (AOCI) in the period that the change in fair value occurs and is reclassified to earnings in the period that the hedged item is recorded in earnings. At December 31, 2013 and 2012, we had outstanding contracts associated with these anticipated transactions with a notional amount of $26 million and $25 million, respectively. The fair value of these contracts was a net asset of less than $1 million at December 31, 2013 and a net liability of less than $1 million at December 31, 2012.
The amounts included in AOCI at December 31, 2013 will be recognized in earnings within the next 12 months. No amount of ineffectiveness was recorded in earnings for these designated cash flow hedges.

The following represents the results of cash flow hedging relationships for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	Derivative Gain (Loss) Recognized in AOCI (Effective Portion)		Location of Gain (Loss) (Effective Portion)	Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)
Derivative Instrument	2013	2012		2013	2012
Foreign exchange contracts	$241	$(2,055)	Revenue	$(835)	$1,298
			Cost of sales	332	(185)
				$(503)	$1,113

We also enter into foreign exchange contracts to minimize the impact of exchange rate fluctuations on short-term intercompany loans and related interest that are denominated in a foreign currency. The revaluation of the intercompany loans and interest and the mark-to-market adjustment on the derivatives are both recorded in earnings. The fair value of these contracts was a net liability of $2 million at December 31, 2013 and a net asset of $2 million at December 31, 2012. All outstanding contracts at December 31, 2013 mature within one year.
The following represents the results of our non-designated derivative instruments for the years ended December 31, 2013 and 2012:

		Year Ended December 31,
		Derivative Gain (Loss) Recognized in Earnings
Derivatives Instrument	Location of Derivative Gain (Loss)	2013	2012
Foreign exchange contracts	Selling, general and administrative expense	$(16,574)	$(4,254)

Credit-Risk-Related Contingent Features
Certain derivative instruments contain credit-risk-related contingent features that would require us to post collateral based on a combination of our long-term senior unsecured debt ratings and the net fair value of our derivatives. At December 31, 2013, the maximum amount of collateral that we would have been required to post had the credit-risk-related contingent features been triggered was $2 million.

Fair Value of Financial Instruments
Our financial instruments include cash and cash equivalents, investment securities, accounts receivable, loan receivables, derivative instruments, accounts payable and debt. The carrying value for cash and cash equivalents, accounts receivable, loans receivable, and accounts payable approximate fair value because of the short maturity of these instruments.
The fair value of our debt is estimated based on recently executed transactions and market price quotations.  The inputs used to determine the fair value of our debt were classified as Level 2 in the fair value hierarchy. The carrying value and estimated fair value of our debt at December 31, 2013 and 2012 was as follows:

	December 31,
	2013	2012
Carrying value	$3,346,295	$4,017,375
Fair value	$3,539,022	$4,200,970